PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost and Depreciation
Values at beginning of year	$ 162,736
Derecognition	468	$ 574
Values at end of year	154,755	162,736
Cost
Cost and Depreciation
Values at beginning of year	311,861	280,835
Additions related to business combinations (note 26.2)	2,415	3,382
Additions	27,429	30,626
Derecognition	7,921	3,488
Transfers	0	0
Translation	(2,794)	506
Values at end of year	330,990	311,861
Depreciation
Cost and Depreciation
Values at beginning of year	(149,125)	(119,102)
Additions	36,195	32,760
Derecognition	(7,453)	(2,914)
Translation	(1,632)	177
Values at end of year	$ (176,235)	$ (149,125)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Cost and Depreciation
Values at beginning of year	$ 32,416
Values at end of year	29,105	$ 32,416
Computer equipment and software | Cost
Cost and Depreciation
Values at beginning of year	103,491	92,837
Additions related to business combinations (note 26.2)	1,738	2,213
Additions	13,752	11,415
Derecognition	3,076	3,083
Transfers	0	26
Translation	(1,536)	83
Values at end of year	114,369	103,491
Computer equipment and software | Depreciation
Cost and Depreciation
Values at beginning of year	(71,075)	(55,361)
Additions	18,199	18,372
Derecognition	(2,896)	(2,619)
Translation	(1,114)	(39)
Values at end of year	$ (85,264)	$ (71,075)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Cost and Depreciation
Values at beginning of year	$ 5,099
Values at end of year	5,305	$ 5,099
Furniture and office supplies | Cost
Cost and Depreciation
Values at beginning of year	18,483	16,479
Additions related to business combinations (note 26.2)	552	287
Additions	1,727	1,142
Derecognition	258	104
Transfers	312	610
Translation	(116)	69
Values at end of year	20,700	18,483
Furniture and office supplies | Depreciation
Cost and Depreciation
Values at beginning of year	(13,384)	(10,983)
Additions	2,357	2,419
Derecognition	(245)	(56)
Translation	(101)	38
Values at end of year	(15,395)	(13,384)
Office fixtures
Cost and Depreciation
Values at beginning of year	43,341
Values at end of year	$ 37,204	$ 43,341
Office fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Office fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Office fixtures | Cost
Cost and Depreciation
Values at beginning of year	$ 105,105	$ 78,210
Additions related to business combinations (note 26.2)	125	83
Additions	579	582
Derecognition	4,167	63
Transfers	7,970	25,975
Translation	(1,043)	318
Values at end of year	108,569	105,105
Office fixtures | Depreciation
Cost and Depreciation
Values at beginning of year	(61,764)	(50,816)
Additions	14,038	10,857
Derecognition	(4,009)	(63)
Translation	(428)	154
Values at end of year	$ (71,365)	$ (61,764)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Cost and Depreciation
Values at beginning of year	$ 338
Values at end of year	283	$ 338
Vehicles | Cost
Cost and Depreciation
Values at beginning of year	429	276
Additions related to business combinations (note 26.2)	0	350
Additions	0	33
Derecognition	45	238
Transfers	0	0
Translation	(44)	8
Values at end of year	340	429
Vehicles | Depreciation
Cost and Depreciation
Values at beginning of year	(91)	(113)
Additions	35	148
Derecognition	(28)	(176)
Translation	(41)	6
Values at end of year	$ (57)	$ (91)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Cost and Depreciation
Values at beginning of year	$ 71,649
Values at end of year	70,457	$ 71,649
Buildings | Cost
Cost and Depreciation
Values at beginning of year	74,460	31,505
Additions related to business combinations (note 26.2)	0	280
Additions	0	0
Derecognition	375	0
Transfers	490	42,649
Translation	36	26
Values at end of year	74,611	74,460
Buildings | Depreciation
Cost and Depreciation
Values at beginning of year	(2,811)	(1,829)
Additions	1,566	964
Derecognition	(275)	0
Translation	52	18
Values at end of year	(4,154)	(2,811)
Lands
Cost and Depreciation
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Cost and Depreciation
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 26.2)	0	0
Additions	0	0
Derecognition	0	0
Transfers	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Cost and Depreciation
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Cost and Depreciation
Values at beginning of year	7,539
Values at end of year	10,047	7,539
Properties under construction | Cost
Cost and Depreciation
Values at beginning of year	7,539	59,174
Additions related to business combinations (note 26.2)	0	169
Additions	11,371	17,454
Derecognition	0	0
Transfers	(8,772)	(69,260)
Translation	(91)	2
Values at end of year	10,047	7,539
Properties under construction | Depreciation
Cost and Depreciation
Values at beginning of year	0	0
Additions	0	0
Derecognition	0	0
Translation	0	0
Values at end of year	$ 0	$ 0